CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (9,581,119)	$ (16,462,227)	$ (10,228,971)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,377,165	1,110,874	1,335,865
Amortization of debt discount		2,550,780	2,550,780
Change in fair value of notes	255,145
Change in fair value of SAFE	(163,025)	3,806,374	(175,783)
Loss on conversion of SAFE	5,338,808
Loss on issuance of debt	391,246
Loss on extinguishment of debt	3,940
Gain on conversion of notes		(59,890)	(59,890)
Change in fair value warrant liability	(1,873,192)	4,498,145	458,558
Non-cash interest expense		255,076	255,076
Changes in assets and liabilities:
Other current assets	(416,439)
Deferred offering costs	204,779
Accounts payable	(65,578)	140,935	352,277
Accounts payable - related party	131,250	(100,138)	(102,053)
Accrued expenses	1,392,845	(4,179)	101,502
Net cash used in operating activities	(3,004,175)	(4,264,250)	(5,512,639)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants, net of fees	6,582,450
Proceeds from issuance of convertible promissory notes, net of fees	1,240,970
Proceeds from issuance of Series X preferred stock, net of fees	300,000
Proceeds from SAFE investment		5,000,000	5,000,000
Payment of deferred offering costs		(60,779)	(166,899)
Net cash provided by financing activities	8,123,420	4,939,221	4,833,101
Net increase in cash	5,119,245	674,971	(679,538)
Cash, beginning of period	444,087	1,123,625	1,123,625
Cash, end of period	5,563,332	1,798,596	444,087
Non-cash financing activities:
Series X preferred stock issued in connection with conversion of notes payable	296,819
Common stock issued in connection with conversion of notes payable	1,159,500	$ 3,412,782	3,412,782
Conversion of SAFE liability to Series X preferred stock	10,000,000
Warrants exchanged for shares of common stock and Series X preferred stock	2,009,207
Reclassification of warrants to equity	912,580
Unpaid offering costs	$ 559,437		$ 37,880